UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2002

Check here if Amendment [ ]; Amendment Number:

This Amendment: [ ] is a restatement.
                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        FLOOD,GAMBLE ASSOCIATES, INC.
Address:     610 FIFTH AVE.  -SUITE 511
             NEW YORK, NEW YORK 10020

Form 13F File Number: 28-6732

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        KRISTIN GAMBLE
Title:       PRESIDENT
Phone:       (212)333-2020

Signature, Place, and Date of Signing:

KRISTIN GAMBLE                          NEW YORK, NEW YORK             4/17/02
------------------------------          --------------------          --------
Signature                               City, State                   Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:               50

Form 13F Information Table Value Total:         $121,866

List of Other Included Managers:
NONE

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
                                                    FORM 13F INFORMATION TABLE

            COLUMN 1             COLUMN 2 COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7            COLUMN 8
-------------------------------- -------- --------- -------- ---------------------- -------- ------------ --------------------------
                                  TITLE    CUSIP     VALUE     SHARES /    SH/ PUT/ INVSTMT     OTHER          VOTING AUTHORITY
         NAME OF ISSUER          OF CLASS  NUMBER   (x$1000) PRINCIPAL AMT PRN CALL DSCRETN    MANAGERS     SOLE    SHARED    NONE
-------------------------------- -------- --------- -------- ------------- --- ---- -------- ------------ -------- -------- --------
AOL TIME WARNER                  COMMON   00184A105     1856         78461 SH       SOLE                                       78461
ACTUANT CORP.                    COMMON   00508X203     1532         35507 SH       SOLE                                       35507
ALLTEL CORP                      COMMON   020039103     3563         64140 SH       SOLE                                       64140
AMERICAN INTL GROUP              COMMON   02687410      1802         24974 SH       SOLE                                       24974
AMERICAN MANAGEMENT              COMMON   02735210      4197        224662 SH       SOLE                                      224662
AMER SUPERCONDUCTOR              COMMON   030111108      513         67900 SH       SOLE                                       67900
AON CORP                         COMMON   037389103     2202         62905 SH       SOLE                                       62905
ARROW ELECTRONICS                COMMON   042735100      243          8700 SH       SOLE                                        8700
AUTOZONE, INC.                   COMMON   053332102     7671        111409 SH       SOLE                                      111409
BANK OF NEW YORK                 COMMON   06405710       202          4800 SH       SOLE                                        4800
BELLSOUTH                        COMMON   07986010       205          5552 SH       SOLE                                        5552
BIOGEN                           COMMON   090597105     5465        111400 SH       SOLE                                      111400
BRISTOL MYERS SQUIBB             COMMON   110122108      583         14410 SH       SOLE                                       14410
COMCAST CORP CL A                COMMON   200300101     3589        107300 SH       SOLE                                      107300
COMCAST CORP CL-SPL              COMMON   200300200     1088         34210 SH       SOLE                                       34210
CONCORD EFS INC                  COMMON   206197105     5928        178300 SH       SOLE                                      178300
EL PASO ENERGY PARTNERS          COMMON   28368B102      277          7400 SH       SOLE                                        7400
ENTRAVISION COMM.                COMMON   29382R107     4039        272900 SH       SOLE                                      272900
EQUITABLE RES                    COMMON   294549100      709         20370 SH       SOLE                                       20370
EXXON MOBIL CORP                 COMMON   30231G102      403          9203 SH       SOLE                                        9203
FASTENAL CO.                     COMMON   311900104     8531        113259 SH       SOLE                                      113259
FEDERAL RLTY INVT TR             COMMON   313747206     1774         69117 SH       SOLE                                       69117
GENERAL  ELECTRIC                COMMON   369604103      687         18337 SH       SOLE                                       18337
GILEAD SCIENCES, INC             COMMON   375558103     4385        121831 SH       SOLE                                      121831
HOME DEPOT                       COMMON   437076102     6882        141568 SH       SOLE                                      141568
I-FLOW CORP                      COMMON   44952030        30         10000 SH       SOLE                                       10000
IBM CORP                         COMMON   459200101     1574         15138 SH       SOLE                                       15138
LIBERTY MEDIA CORP A             COMMON   530718105     4080        322760 SH       SOLE                                      322760
MOLEX                            COMMON   608554101      489         14099 SH       SOLE                                       14099
MOLEX CL A                       COMMON   608554200     6809        222586 SH       SOLE                                      222586
NATIONAL DATA CORP               CONVERT  635621AA3      351           315 PRN      SOLE                                         315
OFFICE DEPOT INC                 COMMON   676220106     2695        135777 SH       SOLE                                      135777
PALL CORP                        COMMON   696429307      305         14906 SH       SOLE                                       14906
PAYCHEX                          COMMON   704326107     8754        220493 SH       SOLE                                      220493
PFIZER, INC                      COMMON   71708110       522         13143 SH       SOLE                                       13143
REUTERS HOLDINGS PLC             COMMON   76132M102     2383         50504 SH       SOLE                                       50504
RICHARDSON ELEC. LTD             COMMON   763165107     1307        107700 SH       SOLE                                      107700
RICHARDSON ELEC                  CONVERT  763165AB3      218           258 PRN      SOLE                                         258
RICHARDSON ELEC                  CONVERT  763165AC1     1203          1292 PRN      SOLE                                        1292
ROYAL DUTCH PETE                 COMMON   780257804      693         12760 SH       SOLE                                       12760
SBC COMMUNICATIONS               COMMON   78387G103      340          9087 SH       SOLE                                        9087
SCHLUMBERGER LTD                 COMMON   806857108      216          3664 SH       SOLE                                        3664
SCIENTIFIC LEARNING              COMMON   808760102      103         84300 SH       SOLE                                       84300
SERVICEMASTER CO                 COMMON   81760N109     4429        322086 SH       SOLE                                      322086
SOURCECORP                       COMMON   836167106     4856        164650 SH       SOLE                                      164650
STATE STREET CORP                COMMON   857477103     3575         64560 SH       SOLE                                       64560
TESSCO                           COMMON   872386107     1757        115600 SH       SOLE                                      115600
TELEFLEX, INC.                   COMMON   879369106     5941        108671 SH       SOLE                                      108671
VERIZON COMMUNICATIONS           COMMON   92343V104      437          9484 SH       SOLE                                        9484
WYETH                            COMMON   98302410       473          7200 SH       SOLE                                        7200